Goodwill and Intangible Assets (Details) - Schedule of carrying amount of goodwill - Goodwill [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance at December 31, 2018		$ 275,300
Impairment		(170,000)
Allocation to discontinued operations		(33,696)
Balance at December 31, 2019		$ 71,604
Balance at December 31, 2020	$ 71,604